Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 23, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 30, 2015
Convergence Core Plus Fund | Convergence Core Plus Fund - Investment Class
Risk/Return:
Trading Symbol	MARVX
Convergence Core Plus Fund | Convergence Core Plus Fund - Institutional Class
Risk/Return:
Trading Symbol	MARNX
Convergence Opportunities Fund | Convergence Opportunities Fund - Investment Class
Risk/Return:
Trading Symbol	CIPVX
Convergence Opportunities Fund | Convergence Opportunities Fund - Institutional Class
Risk/Return:
Trading Symbol	CIPOX